Investments in Affiliates	12 Months Ended
Dec. 31, 2025
Investments in Affiliates
Investments in Affiliates

3. Investments in Affiliates

In March 2023, the Company invested $4.3 million in the common shares of a newly established company Carbon Termination Technologies Corporation (“CTTC”), incorporated in the Republic of the Marshall Islands, which represents the Company’s 49% ownership interest. CTTC currently engages in research and development of decarbonization technologies for the shipping industry. Equity method of accounting is used for this investment. In 2024 and 2025, the Company provided an additional funding of $2.1 million to CTTC which bears interest at a rate of SOFR plus a margin of 2.0% and had a maturity date of December 31, 2025. On October 3 2025, an amended and restated facility agreements was executed to provide additional funding to CTTC. Under the amended agreements, the Company provided CTTC with an additional funding of $0.4 million, resulting in total funding of $2.5 million in the form of a loan bearing interest at a rate of SOFR plus a margin of 2.0%, with a maturity date of December 31, 2026. For the years ended December 31, 2025, 2024 and 2023, the Company’s share of CTTC’s initial expenses amounted to $1.0 million, $1.6 million and $4.0 million, respectively, and are presented under “Loss on equity investments” in the Consolidated Statements of Income.